INCOME TAXES - Summary of the Income Tax (Expenses) Benefit (Detail) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax (expense) benefit:
Current (expense) benefit											$ 119	$ (169)	$ 136
Deferred (expense) benefit											(168)	(209)	86
Income tax (expense) benefit	$ 175	$ (61)	$ (91)	$ 59	$ (37)	$ (21)	$ (152)	$ 41	$ 23	$ 100	$ (49)	$ (378)	$ 222